JPMorgan Diversified Return International Equity ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Australia — 11.0%
AGL Energy Ltd.	209,871	1,426,664
Altium Ltd. ‡	22,899	1,025,774
Ampol Ltd.	56,257	1,232,307
Ansell Ltd.	45,634	817,026
ANZ Group Holdings Ltd.	22,110	420,644
APA Group	57,908	300,146
Aurizon Holdings Ltd.	103,752	252,976
BHP Group Ltd.	40,418	1,122,608
BlueScope Steel Ltd.	29,337	426,007
CAR Group Ltd.	18,336	419,354
Charter Hall Group, REIT	30,472	254,470
Cochlear Ltd.	6,082	1,374,263
Coles Group Ltd.	129,326	1,532,729
Dexus, REIT	192,388	887,016
EBOS Group Ltd.	7,855	168,297
Fortescue Ltd.	71,024	883,740
Glencore plc	244,927	1,359,061
Goodman Group, REIT	62,619	1,445,629
GPT Group (The), REIT	358,178	1,091,018
Harvey Norman Holdings Ltd.	239,810	753,152
Iluka Resources Ltd.	28,932	115,102
Incitec Pivot Ltd.	216,628	418,219
JB Hi-Fi Ltd.	33,456	1,527,557
Lottery Corp. Ltd. (The)	202,711	660,547
Metcash Ltd.	302,583	724,830
New Hope Corp. Ltd.	175,233	558,852
Origin Energy Ltd.	212,617	1,458,866
Pilbara Minerals Ltd. (a)	96,365	186,260
Pro Medicus Ltd.	3,832	361,546
Ramsay Health Care Ltd.	10,093	307,369
REA Group Ltd.	4,737	636,888
Rio Tinto Ltd.	14,122	1,085,164
Rio Tinto plc	21,554	1,401,720
Santos Ltd.	224,359	1,169,563
Seven Group Holdings Ltd.	12,391	317,915
Sonic Healthcare Ltd.	48,991	887,873
South32 Ltd.	298,908	599,519
Stockland, REIT	473,490	1,430,135
Tabcorp Holdings Ltd.	407,369	172,365
Telstra Group Ltd.	516,991	1,336,043
Treasury Wine Estates Ltd.	68,499	553,782
Vicinity Ltd., REIT	778,143	1,078,973
Wesfarmers Ltd.	32,638	1,575,183
Whitehaven Coal Ltd.	273,974	1,383,147
WiseTech Global Ltd.	16,787	1,051,893
Woodside Energy Group Ltd.	53,247	965,625

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
Woolworths Group Ltd.	28,985	653,994
Yancoal Australia Ltd. (a)	193,530	896,914
		40,708,725
Austria — 0.5%
Mondi plc	61,361	1,199,709
OMV AG	15,462	646,932
		1,846,641
Belgium — 0.2%
Anheuser-Busch InBev SA	4,540	269,559
Syensqo SA	4,366	386,076
		655,635
Brazil — 0.1%
Yara International ASA	14,745	420,031
Burkina Faso — 0.2%
Endeavour Mining plc	25,561	570,970
Cambodia — 0.0% ^
NagaCorp Ltd. *	8,945	4,311
Chile — 0.4%
Antofagasta plc	53,254	1,386,691
China — 1.0%
Budweiser Brewing Co. APAC Ltd. (b)	445,706	541,198
Chow Tai Fook Jewellery Group Ltd.	108,557	98,589
HUTCHMED China Ltd. *	52,000	201,091
Lenovo Group Ltd.	1,054,000	1,365,152
SITC International Holdings Co. Ltd.	94,917	211,834
Wilmar International Ltd.	410,200	978,136
Xinyi Glass Holdings Ltd.	146,000	154,228
		3,550,228
Denmark — 0.7%
Carlsberg A/S, Class B	9,935	1,199,720
Novo Nordisk A/S, Class B	10,182	1,349,043
		2,548,763
Finland — 0.7%
Elisa OYJ	11,077	515,761
Kesko OYJ, Class B	34,938	631,984
Orion OYJ, Class B	6,504	298,944
UPM-Kymmene OYJ	39,484	1,305,974
		2,752,663
France — 4.8%
Air Liquide SA	2,480	452,497
Arkema SA	9,331	842,057
Capgemini SE	5,504	1,092,673
Carrefour SA	74,516	1,111,573
Cie Generale des Etablissements Michelin SCA	9,353	370,275

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Covivio SA, REIT	8,721	448,933
Credit Agricole SA	63,652	965,949
Danone SA	22,168	1,440,146
Eiffage SA	12,218	1,215,956
Engie SA	68,851	1,082,349
EssilorLuxottica SA	2,679	613,062
Gecina SA, REIT	9,223	914,347
Klepierre SA, REIT	48,920	1,400,804
Orange SA	104,533	1,160,031
Publicis Groupe SA	13,000	1,357,154
TotalEnergies SE	20,588	1,388,997
Unibail-Rodamco-Westfield, REIT	6,828	510,607
Vinci SA	10,121	1,154,988
Vivendi SE	16,163	172,472
		17,694,870
Germany — 2.4%
Bayerische Motoren Werke AG	9,994	926,935
Beiersdorf AG	2,794	405,541
Brenntag SE	8,566	609,354
Covestro AG * (b)	5,652	332,727
Deutsche Telekom AG (Registered)	55,924	1,462,832
E.ON SE	22,648	317,596
Evonik Industries AG	16,817	340,573
Fresenius Medical Care AG	20,854	804,711
Heidelberg Materials AG	3,685	383,900
Mercedes-Benz Group AG	16,701	1,104,011
Merck KGaA	3,605	644,114
SAP SE	7,132	1,507,850
		8,840,144
Hong Kong — 2.9%
ASMPT Ltd.	51,900	542,643
CK Infrastructure Holdings Ltd.	221,000	1,474,014
CLP Holdings Ltd.	139,500	1,197,276
Henderson Land Development Co. Ltd.	70,000	196,618
Hong Kong & China Gas Co. Ltd.	1,206,393	983,057
Hutchison Port Holdings Trust	1,102,500	134,505
Orient Overseas International Ltd.	60,500	852,021
PCCW Ltd.	1,466,000	760,085
Power Assets Holdings Ltd.	224,000	1,427,657
Sun Hung Kai Properties Ltd.	81,500	705,670
Swire Pacific Ltd., Class A	106,500	918,752
United Energy Group Ltd. *	4,618,001	198,011
WH Group Ltd. (b)	1,655,243	1,075,981
Yue Yuen Industrial Holdings Ltd.	204,500	333,831
		10,800,121

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — 0.0% ^
First Pacific Co. Ltd.	336,000	149,547
Italy — 2.5%
A2A SpA	542,087	1,148,179
Banca Mediolanum SpA	27,821	328,463
Coca-Cola HBC AG	42,196	1,539,728
Enel SpA	57,760	412,359
Eni SpA	64,277	1,028,419
Generali	23,299	603,049
Infrastrutture Wireless Italiane SpA (b)	28,065	312,286
Italgas SpA	153,298	819,710
Poste Italiane SpA (b)	69,763	944,420
Recordati Industria Chimica e Farmaceutica SpA	12,783	695,948
Terna - Rete Elettrica Nazionale	4,196	34,941
UniCredit SpA	36,707	1,507,729
		9,375,231
Japan — 29.5%
Activia Properties, Inc., REIT	188	444,749
Advance Residence Investment Corp., REIT	123	258,051
Aeon Mall Co. Ltd.	41,000	562,119
AEON REIT Investment Corp., REIT	367	317,131
Ajinomoto Co., Inc.	8,100	333,601
Alfresa Holdings Corp.	42,900	670,200
Anritsu Corp.	54,300	466,039
Asahi Group Holdings Ltd.	25,100	924,011
BIPROGY, Inc.	9,100	298,194
Brother Industries Ltd.	16,700	342,623
Canon Marketing Japan, Inc.	25,100	777,257
Canon, Inc.	49,100	1,536,914
Capcom Co. Ltd.	59,500	1,271,154
Chubu Electric Power Co., Inc.	57,300	722,468
Chugai Pharmaceutical Co. Ltd.	47,300	2,064,291
COMSYS Holdings Corp.	35,300	759,945
Cosmo Energy Holdings Co. Ltd.	29,500	1,583,166
Daiichi Sankyo Co. Ltd.	5,600	228,075
Daito Trust Construction Co. Ltd.	13,100	1,575,409
Daiwa House REIT Investment Corp., REIT	38	61,154
Daiwa Securities Group, Inc.	145,300	1,199,611
Dowa Holdings Co. Ltd.	13,700	502,792
Electric Power Development Co. Ltd.	81,300	1,343,956
ENEOS Holdings, Inc.	293,100	1,535,709
Fuji Media Holdings, Inc.	6,500	81,475
FUJIFILM Holdings Corp.	53,200	1,264,880
Hachijuni Bank Ltd. (The)	67,800	483,251
Hikari Tsushin, Inc.	5,700	1,067,350
Hoya Corp.	1,500	187,951
Hulic Co. Ltd.	106,400	1,038,582
Idemitsu Kosan Co. Ltd.	57,185	376,639

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Inpex Corp.	73,700	1,138,038
Invincible Investment Corp., REIT	1,014	459,292
ITOCHU Corp.	31,100	1,594,916
Iwatani Corp.	5,400	342,690
Japan Metropolitan Fund Invest, REIT	1,109	692,458
Japan Post Holdings Co. Ltd.	128,200	1,357,698
Japan Post Insurance Co. Ltd.	38,900	800,856
Japan Real Estate Investment Corp., REIT	9	31,217
Japan Tobacco, Inc.	50,200	1,477,144
JFE Holdings, Inc.	73,700	1,079,585
Kajima Corp.	14,300	276,326
Kaneka Corp.	1,000	28,274
Kansai Electric Power Co., Inc. (The)	81,600	1,396,649
Kao Corp.	24,600	1,077,226
Kawasaki Kisen Kaisha Ltd. (a)	55,200	848,157
KDDI Corp.	44,700	1,345,024
Kinden Corp.	18,200	383,985
Kirin Holdings Co. Ltd.	37,800	534,400
Kobe Steel Ltd.	115,400	1,440,462
K's Holdings Corp.	57,600	621,692
Kuraray Co. Ltd.	54,000	660,368
Kyowa Kirin Co. Ltd.	42,700	900,654
Kyushu Electric Power Co., Inc.	103,600	1,093,557
Mani, Inc.	14,000	196,916
Marubeni Corp.	77,200	1,452,887
MatsukiyoCocokara & Co.	64,200	1,046,968
Mebuki Financial Group, Inc.	74,800	311,352
Medipal Holdings Corp.	44,900	810,457
MEIJI Holdings Co. Ltd.	53,900	1,361,211
Mitsubishi Chemical Group Corp.	113,900	672,721
Mitsubishi Corp.	56,600	1,168,906
Mitsubishi Gas Chemical Co., Inc.	20,400	385,663
Mitsubishi HC Capital, Inc.	206,300	1,484,209
Mitsubishi UFJ Financial Group, Inc.	111,700	1,290,174
Mitsui & Co. Ltd.	59,000	1,369,029
Mitsui Fudosan Co. Ltd.	128,500	1,331,242
Mitsui Mining & Smelting Co. Ltd.	34,300	1,143,511
Morinaga Milk Industry Co. Ltd.	12,200	292,780
MS&AD Insurance Group Holdings, Inc.	49,600	1,169,298
NEC Corp.	7,000	605,883
NH Foods Ltd.	12,800	422,799
Nifco, Inc.	3,500	88,743
Nintendo Co. Ltd.	24,800	1,370,408
Nippon Shinyaku Co. Ltd.	4,000	91,462
Nippon Shokubai Co. Ltd.	23,800	258,067
Nippon Steel Corp.	57,200	1,241,949
Nippon Telegraph & Telephone Corp.	1,237,700	1,319,033
Nippon Yusen KK	30,300	976,384

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Nisshin Seifun Group, Inc.	5,800	71,772
Nissin Foods Holdings Co. Ltd.	29,100	865,224
Niterra Co. Ltd.	46,500	1,377,247
Nitto Denko Corp.	14,800	1,285,136
NOF Corp.	10,100	144,738
Nomura Real Estate Holdings, Inc.	49,900	1,394,940
Nomura Real Estate Master Fund, Inc., REIT	798	782,878
Obayashi Corp.	23,300	305,913
Ono Pharmaceutical Co. Ltd.	83,700	1,234,770
Open House Group Co. Ltd.	5,200	184,178
ORIX Corp.	7,000	169,328
Osaka Gas Co. Ltd.	59,000	1,335,415
Otsuka Holdings Co. Ltd.	35,600	1,814,472
Rohto Pharmaceutical Co. Ltd.	21,000	493,267
Sankyo Co. Ltd.	73,900	820,584
Santen Pharmaceutical Co. Ltd.	101,200	1,214,521
Sanwa Holdings Corp.	10,700	229,197
Sapporo Holdings Ltd.	3,300	141,785
Sawai Group Holdings Co. Ltd.	13,800	605,814
SCREEN Holdings Co. Ltd.	11,100	940,612
SCSK Corp.	33,300	655,608
Seiko Epson Corp.	47,600	823,976
Sekisui Chemical Co. Ltd.	26,500	399,832
Sekisui House Ltd. (a)	34,500	864,444
Sekisui House REIT, Inc., REIT	882	466,062
Shimamura Co. Ltd.	7,400	362,681
Shionogi & Co. Ltd.	36,100	1,588,006
Ship Healthcare Holdings, Inc.	10,600	161,805
Skylark Holdings Co. Ltd.	28,800	394,653
SoftBank Corp.	104,200	1,359,264
SoftBank Group Corp.	17,900	1,093,912
Sojitz Corp.	57,120	1,351,064
Subaru Corp.	14,900	286,475
Sugi Holdings Co. Ltd.	19,200	331,757
SUMCO Corp.	25,400	417,586
Sumitomo Mitsui Financial Group, Inc.	22,400	1,617,570
Suntory Beverage & Food Ltd.	19,900	714,732
Suzuken Co. Ltd.	15,600	568,524
Takeda Pharmaceutical Co. Ltd.	42,600	1,195,965
TIS, Inc.	3,100	66,406
Toho Gas Co. Ltd.	14,400	444,763
Tohoku Electric Power Co., Inc.	133,200	1,132,556
Tokyo Electron Ltd.	5,500	1,150,861
Tokyo Gas Co. Ltd.	32,900	720,827
Tokyo Tatemono Co. Ltd.	66,100	1,153,089
Tokyu Fudosan Holdings Corp.	199,300	1,439,004
Tosoh Corp.	19,800	269,346
Toyo Suisan Kaisha Ltd.	22,900	1,537,643

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Toyo Tire Corp.	13,500	220,264
Toyota Boshoku Corp.	13,100	176,531
Trend Micro, Inc.	8,700	417,013
Tsumura & Co.	18,500	490,497
UBE Corp.	36,700	655,737
United Urban Investment Corp., REIT	414	396,281
USS Co. Ltd.	84,700	763,952
Yamada Holdings Co. Ltd.	70,600	214,203
Yamaguchi Financial Group, Inc.	4,500	55,939
Yamaha Motor Co. Ltd.	122,800	1,143,512
Yamazaki Baking Co. Ltd.	13,000	321,432
Yokohama Rubber Co. Ltd. (The)	31,800	722,793
		109,279,823
Jordan — 0.3%
Hikma Pharmaceuticals plc	48,076	1,175,451
Luxembourg — 0.2%
L'Occitane International SA	94,000	407,265
RTL Group SA	9,987	314,531
		721,796
Macau — 0.0% ^
MGM China Holdings Ltd.	112,400	163,998
Mexico — 0.0% ^
Fresnillo plc	22,879	173,375
Netherlands — 2.5%
ABN AMRO Bank NV, CVA (b)	46,927	819,198
ASML Holding NV	995	926,515
ASR Nederland NV	17,576	883,058
BE Semiconductor Industries NV	7,072	911,049
Heineken Holding NV	11,571	852,672
Koninklijke Ahold Delhaize NV	47,730	1,537,632
Koninklijke KPN NV	382,166	1,505,805
NN Group NV	7,698	386,318
OCI NV	1,554	37,452
Wolters Kluwer NV	8,879	1,486,428
		9,346,127
New Zealand — 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	51,476	993,736
Spark New Zealand Ltd.	273,193	702,102
		1,695,838
Norway — 1.1%
Aker BP ASA	90	2,179
DNB Bank ASA	15,550	321,264
Equinor ASA	32,631	864,075
Mowi ASA	30,978	522,863
Norsk Hydro ASA	89,411	495,950

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Norway — continued
Orkla ASA	86,241	727,831
Salmar ASA	3,519	202,465
Telenor ASA	80,771	962,388
		4,099,015
Poland — 0.0% ^
ORLEN SA	971	15,833
Portugal — 0.5%
Galp Energia SGPS SA	44,598	937,736
Jeronimo Martins SGPS SA	46,719	816,571
		1,754,307
Russia — 0.0% ^
Evraz plc ‡ *	393,430	20,706
Singapore — 3.2%
CapitaLand Ascendas, REIT	631,242	1,288,718
CapitaLand Integrated Commercial Trust, REIT	844,208	1,318,685
ComfortDelGro Corp. Ltd.	344,800	361,736
DBS Group Holdings Ltd.	25,200	690,567
Genting Singapore Ltd.	397,400	252,529
Jardine Cycle & Carriage Ltd.	14,400	280,395
Keppel Ltd.	211,800	1,054,101
Mapletree Pan Asia Commercial Trust, REIT	5,700	5,482
Oversea-Chinese Banking Corp. Ltd.	116,200	1,293,382
Sembcorp Industries Ltd.	338,100	1,208,900
Singapore Airlines Ltd.	245,500	1,282,961
Singapore Telecommunications Ltd.	290,800	671,507
STMicroelectronics NV	7,531	248,997
Suntec, REIT	858,800	759,965
Venture Corp. Ltd.	87,100	986,004
		11,703,929
South Africa — 0.2%
Anglo American plc	30,448	923,071
South Korea — 7.8%
CJ CheilJedang Corp.	884	249,605
CJ Corp.	3,010	292,119
CJ Logistics Corp.	1,899	136,959
DB Insurance Co. Ltd.	5,655	456,908
DL Holdings Co. Ltd.	1,335	54,911
Doosan Bobcat, Inc.	18,999	574,989
F&F Co. Ltd.	744	31,385
GS Holdings Corp.	7,188	257,325
GS Retail Co. Ltd.	16,434	254,635
Hana Financial Group, Inc.	32,849	1,556,322
Hankook Tire & Technology Co. Ltd.	15,308	499,894
Hanmi Pharm Co. Ltd.	1,639	346,364
Hanwha Aerospace Co. Ltd.	9,445	1,981,802

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Hanwha Corp.	5,093	115,977
HD Hyundai Co. Ltd.	5,563	340,909
HD Hyundai Infracore Co. Ltd. *	51,231	298,445
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	3,570	541,553
Hyundai Mobis Co. Ltd.	2,968	480,194
Industrial Bank of Korea	81,278	829,347
KB Financial Group, Inc.	24,931	1,611,692
Kia Corp.	14,538	1,192,940
Korea Electric Power Corp. *	20,092	289,959
Korea Gas Corp. *	5,260	170,867
Korea Investment Holdings Co. Ltd.	2,457	132,006
Korean Air Lines Co. Ltd.	20,195	313,860
KT&G Corp.	18,637	1,270,519
LG Corp.	16,951	1,081,003
LG H&H Co. Ltd.	2,575	662,427
LG Innotek Co. Ltd.	3,664	688,155
LG Uplus Corp.	66,071	483,248
NAVER Corp.	1,222	155,857
NH Investment & Securities Co. Ltd.	26,337	267,533
NongShim Co. Ltd.	2,143	754,012
Orion Corp.	13,387	857,861
POSCO Holdings, Inc.	3,084	797,524
Posco International Corp.	18,596	723,648
Samsung E&A Co. Ltd. *	6,235	130,235
Samsung Electronics Co. Ltd.	25,599	1,578,493
Samsung Fire & Marine Insurance Co. Ltd.	3,369	916,130
Samsung SDS Co. Ltd.	1,663	179,955
Samsung Securities Co. Ltd.	14,646	479,173
Seegene, Inc.	9,965	156,600
SK Hynix, Inc.	6,854	983,025
SK Networks Co. Ltd.	40,622	137,880
S-Oil Corp.	9,015	444,726
Woori Financial Group, Inc.	125,044	1,439,284
Yuhan Corp.	22,174	1,527,788
		28,726,043
Spain — 2.0%
Enagas SA	31,921	478,559
Endesa SA	59,960	1,163,476
Iberdrola SA *	3,198	42,240
Iberdrola SA	108,765	1,436,590
Industria de Diseno Textil SA	14,575	708,183
Merlin Properties Socimi SA, REIT	44,377	506,780
Naturgy Energy Group SA	46,958	1,130,927
Redeia Corp. SA	19,781	351,209
Repsol SA	44,659	636,968
Telefonica SA	250,194	1,133,189
		7,588,121

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — 2.1%
Castellum AB *	59,492	745,239
Fastighets AB Balder, Class B * (a)	23,320	171,970
Getinge AB, Class B	15,298	298,737
H & M Hennes & Mauritz AB, Class B (a)	29,105	452,799
Investor AB, Class B	15,612	443,227
Sagax AB, Class B	10,113	249,836
Securitas AB, Class B (a)	71,814	772,547
SKF AB, Class B	15,515	288,437
SSAB AB, Class B	201,492	1,021,305
Tele2 AB, Class B	124,198	1,278,701
Telefonaktiebolaget LM Ericsson, Class B	45,631	313,752
Telia Co. AB	172,577	501,573
Trelleborg AB, Class B	30,552	1,135,391
		7,673,514
Switzerland — 1.6%
Kuehne + Nagel International AG (Registered)	1,903	589,912
Logitech International SA (Registered)	8,200	738,625
Novartis AG (Registered)	13,539	1,511,329
PSP Swiss Property AG (Registered)	2,983	398,621
Sandoz Group AG	2,651	114,983
Sonova Holding AG (Registered)	1,563	479,116
Swiss Prime Site AG (Registered)	7,838	785,527
Swisscom AG (Registered)	2,089	1,278,557
		5,896,670
United Kingdom — 16.4%
3i Group plc	39,188	1,576,562
abrdn plc	150,158	328,394
Admiral Group plc	29,754	1,054,471
Associated British Foods plc	44,663	1,425,878
AstraZeneca plc	5,071	805,634
Auto Trader Group plc (b)	93,565	980,080
Aviva plc	191,111	1,231,114
B&M European Value Retail SA	198,019	1,192,466
BAE Systems plc	82,550	1,376,778
Barratt Developments plc	177,397	1,200,427
Berkeley Group Holdings plc	3,168	206,815
British American Tobacco plc	45,025	1,597,534
British Land Co. plc (The), REIT	238,607	1,264,689
BT Group plc	792,009	1,436,311
Bunzl plc	29,158	1,221,702
Burberry Group plc	35,769	357,970
Centrica plc	753,945	1,285,458
CK Hutchison Holdings Ltd.	26,256	137,164
ConvaTec Group plc (b)	306,970	924,894
Croda International plc	12,252	637,033
DS Smith plc	65,454	382,648
Hiscox Ltd.	14,344	234,248

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
HSBC Holdings plc	168,406	1,531,502
IMI plc	43,471	1,058,820
Imperial Brands plc	57,575	1,586,873
Informa plc	113,663	1,270,205
InterContinental Hotels Group plc	13,622	1,372,358
Intermediate Capital Group plc	19,363	546,554
International Consolidated Airlines Group SA *	214,313	457,901
Intertek Group plc	10,329	670,744
J Sainsbury plc	401,150	1,422,557
Johnson Matthey plc	30,579	644,305
Land Securities Group plc, REIT	163,398	1,336,173
Legal & General Group plc	415,583	1,239,529
M&G plc	289,077	789,367
Marks & Spencer Group plc	255,533	1,079,257
National Grid plc	98,149	1,245,332
NatWest Group plc	290,760	1,379,507
Next plc	12,374	1,446,270
Pearson plc	73,982	1,003,786
Reckitt Benckiser Group plc	16,838	905,778
RELX plc	22,889	1,080,304
Rightmove plc	186,545	1,386,002
Rolls-Royce Holdings plc *	233,459	1,351,775
Sage Group plc (The)	87,335	1,220,818
Segro plc, REIT	15,146	178,278
Smiths Group plc	61,666	1,416,417
SSE plc	58,154	1,407,432
Standard Chartered plc	149,181	1,473,652
Taylor Wimpey plc	592,757	1,215,256
Tesco plc	372,375	1,587,983
Unilever plc	26,487	1,627,751
UNITE Group plc (The), REIT	65,214	799,343
United Utilities Group plc	100,927	1,341,283
Vodafone Group plc	1,277,945	1,195,837
Wise plc, Class A *	45,272	416,846
WPP plc	103,566	999,006
		60,543,071
United States — 4.0%
BP plc	125,268	740,473
CRH plc	17,824	1,516,058
CSL Ltd.	6,662	1,352,141
Ferguson plc	6,831	1,508,567
GSK plc	70,980	1,378,345
Haleon plc	330,916	1,484,292
Holcim AG	16,270	1,520,438
Roche Holding AG	3,482	1,127,331
Sanofi SA	5,878	605,978
Schneider Electric SE	3,218	775,651

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Shell plc	43,117	1,572,213
Sims Ltd.	46,698	311,777
Smurfit WestRock plc *	10,908	483,926
Tenaris SA	17,733	281,367
		14,658,557
Total Common Stocks (Cost $344,827,114)		367,463,816
Short-Term Investments — 0.9%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (c) (d)(Cost $730,343)	730,192	730,411
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (c) (d)	1,158,865	1,158,982
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	1,294,790	1,294,790
Total Investment of Cash Collateral from Securities Loaned (Cost $2,453,656)		2,453,772
Total Short-Term Investments (Cost $3,183,999)		3,184,183
Total Investments — 100.2% (Cost $348,011,113)		370,647,999
Liabilities in Excess of Other Assets — (0.2)%		(662,782)
NET ASSETS — 100.0%		369,985,217

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $2,359,241.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2024.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	6.3%
Oil, Gas & Consumable Fuels	5.4
Banks	5.3
Metals & Mining	4.9
Diversified Telecommunication Services	4.2
Electric Utilities	4.1
Food Products	3.7
Consumer Staples Distribution & Retail	3.4
Real Estate Management & Development	3.4
Trading Companies & Distributors	3.1
Insurance	3.0
Diversified REITs	2.5
Chemicals	2.4
Multi-Utilities	2.1
Technology Hardware, Storage & Peripherals	2.1
Beverages	2.0
Gas Utilities	1.7
Wireless Telecommunication Services	1.7
Personal Care Products	1.7
Semiconductors & Semiconductor Equipment	1.6
Tobacco	1.6
Health Care Equipment & Supplies	1.6
Industrial Conglomerates	1.5
Retail REITs	1.4
Software	1.4
Broadline Retail	1.3
Specialty Retail	1.3
Aerospace & Defense	1.3
Automobiles	1.3
Capital Markets	1.2
Health Care Providers & Services	1.2
Construction & Engineering	1.1
Media	1.1
Household Durables	1.1
Automobile Components	1.1
Machinery	1.0
Financial Services	1.0
Interactive Media & Services	1.0
Others (each less than 1.0%)	12.0
Short-Term Investments	0.9

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	22	09/20/2024	USD	2,628,780	44,437

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$168,297	$39,514,654	$1,025,774	$40,708,725
Austria	—	1,846,641	—	1,846,641
Belgium	—	655,635	—	655,635
Brazil	—	420,031	—	420,031
Burkina Faso	—	570,970	—	570,970
Cambodia	—	4,311	—	4,311
Chile	—	1,386,691	—	1,386,691
China	—	3,550,228	—	3,550,228
Denmark	—	2,548,763	—	2,548,763
Finland	298,944	2,453,719	—	2,752,663
France	—	17,694,870	—	17,694,870
Germany	—	8,840,144	—	8,840,144
Hong Kong	332,516	10,467,605	—	10,800,121
Indonesia	—	149,547	—	149,547
Italy	—	9,375,231	—	9,375,231
Japan	—	109,279,823	—	109,279,823
Jordan	—	1,175,451	—	1,175,451
Luxembourg	407,265	314,531	—	721,796
Macau	—	163,998	—	163,998
Mexico	—	173,375	—	173,375
Netherlands	—	9,346,127	—	9,346,127
New Zealand	—	1,695,838	—	1,695,838
Norway	962,388	3,136,627	—	4,099,015
Poland	—	15,833	—	15,833
Portugal	816,571	937,736	—	1,754,307
Russia	—	—	20,706	20,706
Singapore	—	11,703,929	—	11,703,929
South Africa	—	923,071	—	923,071
South Korea	—	28,726,043	—	28,726,043
Spain	—	7,588,121	—	7,588,121
Sweden	—	7,673,514	—	7,673,514
Switzerland	—	5,896,670	—	5,896,670
United Kingdom	644,305	59,898,766	—	60,543,071
United States	483,926	14,174,631	—	14,658,557
Total Common Stocks	4,114,212	362,303,124	1,046,480	367,463,816
Short-Term Investments
Investment Companies	730,411	—	—	730,411
Investment of Cash Collateral from Securities Loaned	2,453,772	—	—	2,453,772
Total Short-Term Investments	3,184,183	—	—	3,184,183
Total Investments in Securities	$7,298,395	$362,303,124	$1,046,480	$370,647,999
Appreciation in Other Financial Instruments
Futures Contracts	$44,437	$—	$—	$44,437
There were no significant transfers into or out of level 3 for the period ended July 31, 2024.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (a) (b)	$424,062	$26,582,364	$26,277,083	$1,031	$37	$730,411	730,192	$24,482	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	1,259,077	17,000,001	17,100,000	(212)	116	1,158,982	1,158,865	86,592	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	865,085	30,881,571	30,451,866	—	—	1,294,790	1,294,790	48,852	—
Total	$2,548,224	$74,463,936	$73,828,949	$819	$153	$3,184,183		$159,926	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.